COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2023
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

15. COMMITMENTS AND CONTINGENCIES

The Company has certain commitments related to key management compensation (management fees) for $10,000 per month with no specific expiry of terms (Note 9).

During the year ended November 30, 2023, the Company, entered into joint venture agreements ("JVA") with third parties for the purpose of exploring opportunities to incorporate unmanned aerial vehicles/drones and docking stations with a software and with the vehicle-mounted solution. To the date of this report, the JVAs have yet to produce a product under these agreements and are under negotiation. Hence, no material transactions have been recognized in relation to these JVAs in the financial statements. One of the third parties initially cancelled the agreements on February 16, 2024. Subsequently, the Company and the said third party have been in discussions surrounding all existing agreements. As of report date, there is no conclusion yet on the negotiations between the parties.